MML Equity Index Fund

To Our Shareholders

U.S. Economy Keeps Growing

The most surprising economic development during the first half of 1999 was the continued strong growth of the US economy. Confounding those who had been looking for slower growth--perhaps even a recession--as a result of the Asian financial crisis and last fall's credit crunch, the US economy stormed ahead in the first quarter, with GDP growing a robust 4.3%. Consumption and fixed investment were both strong, although surging imports exacerbated the trade deficit, thereby offsetting some of the gains in other sectors. The housing market also exhibited strength, as did auto and truck sales. As expected, growth eased somewhat in the second quarter but was still sufficient to yield an annualized growth rate of 3.30% for the first half overall.

For the first time since the problems in Asia surfaced in the fall of 1997, inflation returned as a source of widespread concern. Although the labor market showed no worrisome increases in wages, Federal Reserve Board (Fed) Chairman Alan Greenspan remarked in his June testimony to Congress that such rises were "inevitable" given the relative shortage of qualified workers. Moreover, the Consumer Price Index (CPI) for April was much higher than expected, although the CPI for May failed to confirm April's gains. The bottom line: there was little hard evidence of inflationary pressures, but there was enough to make investors worry that the Fed, which has often stated its commitment to acting preemptively, would raise interest rates before there were clear signs of trouble. This part of the scenario played out as expected, with the Fed hiking short-term rates by .25% on the last day of June. Nonetheless, investors were pleased when the Fed also announced a return to a neutral bias with respect to future changes in interest rates.

Asian Markets Rebound

Most stock markets in Asia saw healthy gains in the first half of the year, mirroring investors' expectations that the region's economies had hit bottom and were on the rebound. Japan, for example, reported a sharp surge in first quarter GDP. Other economic data, though, failed to confirm the GDP number. Similarly, other countries in the Pacific Basin announced a variety of initiatives to help make companies in that region more competitive, but it remains to be seen how many of these initiatives will come to fruition. Until we see more tangible evidence of much needed structural changes, prospects for meaningful recovery in the region remain suspect.

In January, Brazil became the latest emerging market to suffer a devaluation of its currency. Subsequently, interest rates fell significantly there and stocks rallied strongly, along with equities in most other South American countries. On the other hand, European share prices recorded modest gains, and economic growth remained weak, making it unlikely that exports to Europe would provide much help for the US economy over the next six months.

Cyclical Shares Lead Stocks Higher

During the first quarter, US stock investors had a defensive mindset. This was reflected in a tiered market, with positive performance for the most part limited to a small group of large-capitalization growth stocks whose underlying companies were perceived as being capable of delivering consistent earnings growth. However, as the year progressed, better than expected growth in the US and improving prospects overseas led analysts to roughly double their estimates for 1999 corporate earnings growth.

With investors' confidence returning, the second quarter saw a significant rally in cyclical stocks--those that are most sensitive to fluctuations in economic activity. Small- and mid-cap stocks, largely ignored in the first quarter, also advanced sharply. Although concerns about inflation, rising interest rates, and a possible Fed tightening limited gains to some extent, the improving earnings picture enabled many of the popular averages to close the period near their all-time highs.

Rising Rates Hurt Bonds

The Treasury yield curve, which began the year relatively flat, steepened noticeably during the first half of the year. Yields advanced all along the curve, particularly in the two to ten year maturities, making it a less than ideal environment for credit market investors.

Spreads between corporates and Treasuries began the year at fairly modest levels, widened around the middle of the period, and narrowed again near the end. Overall, spread product--that is, fixed-income investments offering a yield advantage over Treasury securities--performed somewhat better than Treasuries.

Supply and demand in the investment-grade corporate market was robust and well balanced, except near the end of the period, when many buyers sat on the sidelines to see what the Fed would do about interest rates. Activity in high-yield securities, however, was well behind the pace of last year, as investors remained cautious following last fall's damage to the high-yield market.

Second-Half Prospects

Although the second half will likely bring further slowing in the US economy, it would not be surprising to see the Fed raise interest rates once more this year. For one thing, we are likely to see further evidence of inflationary pressures, though they should be mild. Furthermore, the rate cuts of last fall were a response to hemorrhaging financial markets. Now that the markets are out of danger, the Fed may be inclined to " take back" all or most of those reductions. Finally, given the uncertainties of the Year 2000 (Y2K) phenomenon, it is likely that if the Fed does raise rates, the announcement will be made at its August or October meeting rather than later in the year.

Regarding Y2K, no one can predict how investors will react as the end of the year draws closer. It's worth recalling, though, that MassMutual's focus has always been on investing for the long term, not trying to respond to short-term market events. The solid fundamentals that have been powering this historic bull market--strong economic growth, low interest rates and low inflation--are still very much intact.

Year 2000 Readiness Statement

Like other businesses and governments around the world, MML Series Investment Fund could be adversely affected if the computer systems used by the Funds' service providers and those with which they do business do not properly recognize the Year 2000. This is commonly referred to as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating, and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Fund that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Funds' other service providers in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Fund invests could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

/s/ Stuart H. Reese Stuart H. Reese President MML Series Investment Fund

July 30, 1999

MML Equity Index Fund Portfolio Review

For the six months ended June 30, 1999, the portfolio realized a total return of 11.93%1 , while the Standard & Poor's 500® Stock Index2 had a total return of 12.38%. The portfolio is designed to replicate the large capitalization United States equity market as it is represented by the S&P 500 Stock® Index for the same period.

As a portfolio that mirrors the holdings of an existing stock index, we will continue to make the appropriate changes in accordance with the portfolio's investment objective.

1 The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

2 "Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500 ®," are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). S&P makes no representations or warrants, express or implied, regarding the advisability of investing in the Fund.

MML Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS
Investments at value (See Schedule of Investments) (Notes 2A, 2B and 4)
Equities (Identified cost: $31,226,603)	$46,432,736
Short-term investments (Identified cost: $1,182,006)	1,182,002

Total investments	47,614,738

Cash	1,141,384
Receivable for investment securities sold	258,000
Interest and dividends receivable	42,483
Variation margin on futures contracts	12,500
Reimbursement receivable	29,698

Total assets	49,098,803

LIABILITIES
Payable for investment securities purchased	1,421,701
Investment management fee payable (Note 3)	81,337
Trustees' fee payable	6,632
Audit fee payable	370

Total liabilities	1,510,040

NET ASSETS	$47,588,763

Net assets consist of:
Series shares, (par value $.01 per share; an unlimited number authorized) (Note 5)	$27,857
Additional paid-in capital	31,909,359
Undistributed net investment income (Notes 2C and 2D)	178,978
Accumulated net realized gain on investments	245,106
Net unrealized appreciation on investments (Note 2A)	15,227,463

NET ASSETS	$47,588,763

Outstanding series shares	2,785,685

Net asset value per share	$17.08

See Notes to Financial Statements

MML Equity Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1999
(Unaudited)

Investment income (Note 2B)
Dividends	$267,227
Interest	23,804

Total income	291,031

Expenses
Investment management fee (Note 3)	81,337
Audit fees	14,775
Trustees' fees	14,320
Miscellaneous expense	2,303

Total expenses	112,735

Net investment income (Notes 2C and 2D)	178,296

Net realized and unrealized gain on investments (Notes 2A, 2B, 2C and 2D)
Net realized gain on investments (Notes 2B, 2C and 2D)	222,436
Net change in unrealized appreciation on investments (Note 2A)	4,224,243

Net gain on investments	4,446,679

Net increase in net assets resulting from operations	$4,624,975

See Notes to Financial Statements

MML Equity Index Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 1999 (Unaudited)	For the Year Ended December 31, 1998

Increase in net assets
Operations:
Net investment income	$178,296	$297,195
Net realized gain on investments	222,436	255,853
Net change in unrealized appreciation on investments	4,224,243	6,831,658

Net increase in net assets resulting from operations	4,624,975	7,384,706

Distributions to shareholders from:
Net investment income	-	(296,748)
Net realized gains on investments	-	(239,134)

Decrease in net assets from distributions to shareholders	-	(535,882)
Net increase in capital share transactions	6,894,511	5,018,690

Total increase	11,519,486	11,867,514

NET ASSETS, at beginning of the period/year	36,069,277	24,201,763

NET ASSETS, at end of the period/year	$47,588,763

$

		36,069,277

Undistributed net investment income included in net assets at end of the period/year	$178,978	$682

See Notes to Financial Statements.

MML Equity Index Fund

FINANCIAL HIGHLIGHTS

Selected per share data for the series share outstanding throughout:

	Six Months Ended June 30, 1999 (Unaudited)		For the Year Ended December 31, 1998	For the Period May 1, 1997 (Commencement of Operations) through December 31, 1997*

Net asset value:
Beginning of period	$15.260		$12.080	$10.000

Income from investment operations:
Net investment income	0.064		0.128	0.092
Net realized and unrealized gain on investments	1.756		3.284	2.101

Total from investment operations	1.820		3.412	2.193

	-

Less Distributions:
From net investment income	-		(0.128)	(0.092)
From net realized gains	-		(0.104)	(0.021)

Total distributions	-		(0.232)	(0.113)

Net asset value:
End of period/year	$17.080		$15.260	$12.080

Total Return***	11.93%	**	28.22%	21.39%
Net assets (in millions):	$47.59		$36.07	$24.20
Ratio of operating expenses to average net assets:
Before expense waiver	0.27%	**	0.60%	0.43%
After expense waiver	-		0.50%	-
Ratio of net investment income to average net assets:
Before expense waiver	0.43%	**	0.91%	0.80%
After expense waiver	-		1.01%	-
Portfolio turnover rate	1.29%	**	5.19%	2.00%

* The Fund commenced operations on May 1, 1997.
**Percentages represent results for the period and are not annualized.
***Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for the period shown.

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS
June 30, 1999 (Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES - 97.57%

Advertising - 0.22%
Interpublic Group of Companies, Inc.	550	$47,644
Omnicom Group, Inc.	700	56,000

		103,644

Aerospace - 1.31%
AlliedSignal, Inc.	2,300	144,900
Boeing Company	3,810	168,354
General Dynamics Corporation	500	34,250
Lockheed Martin Corporation	1,500	55,875
Northrop Grumman Corporation	300	19,894
Textron, Inc.	700	57,619
United Technologies Corporation	2,000	143,375

		624,267

Airlines - 0.30%
AMR Corporation *	700	47,775
Delta Air Lines, Inc.	600	34,575
Southwest Airlines Company	1,325	41,241
US Airways Group, Inc. *	400	17,425

		141,016

Apparel, Textiles, Shoes - 0.23%
Fruit of the Loom, Inc. *	300	2,925
Liz Claiborne, Inc.	200	7,300
NIKE, Inc., Class B	1,200	75,975
Reebok International Ltd *	100	1,863
V.F. Corporation	500	21,375

		109,438

Automobiles - 1.00%
Ford Motor Company	5,000	282,188
General Motors Corporation	2,700	178,200
Navistar International Corporation *	300	15,000

		475,388

Automobile Parts & Equipment - 0.39%
AutoZone, Inc. *	600	18,075
Cummins Engine Company, Inc.	200	11,425
Dana Corporation	685	31,553
Delphi Automotive Systems Corporation	2,317	43,012
Genuine Parts Company	800	28,000
Johnson Controls, Inc.	300	20,794
Pep Boys-Manny, Moe & Jack	200	4,325
TRW, Inc.	500	27,438

		184,622

EQUITIES
Banks - 8.62%
AmSouth Bancorporation	750	17,391
BankBoston Corporation	1,300	66,462
Bank of America Corporation	7,127	522,498
Bank of New York Company, Inc.	3,200	117,400
Bank One Corporation	4,810	286,496
BB&T Corporation	1,200	44,025
Chase Manhattan Corporation	3,500	303,187
Citigroup, Inc.	13,967	663,432
Comerica, Inc.	650	38,634
Fifth Third Bancorporation	1,075	71,555
Firstar Corporation	2,700	75,600
First Union Corporation	4,096	192,512
Fleet Financial Group, Inc.	2,200	97,625
Huntington Bancshares, Inc.	760	26,600
KeyCorp	2,000	64,250
MBNA Corporation	3,275	100,297
Mellon Bank Corporation	2,000	72,750
Mercantile Bancorporation, Inc.	600	34,275
Morgan (J .P.) & Company, Inc.	700	98,350
Morgan Stanley Dean Witter & Company	2,425	248,562
National City Corporation	1,300	85,150
Northern Trust Corporation	500	48,500
PNC Bank Corporation	1,300	74,912
Regions Financial Corporation	1,000	38,437
Republic New York Corporation	400	27,275
SouthTrust Corporation	600	23,025
State Street Corporation	700	59,762
Summit Bancorp	700	29,269
SunTrust Banks, Inc.	1,300	90,269
Union Planters Corporation	600	26,812
U.S. Bancorp	2,931	99,654
Wachovia Corporation	800	68,450
Wells Fargo Company	6,800	290,700

		4,104,116

Broadcasting - 0.20%
Clear Channel Communications, Inc. *	1,300	89,619
Meredith Corporation	200	6,925

		96,544

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999 (Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Building Materials - 0.98%
Centex Corporation	200	$7,513
Crane Company	300	9,431
Fleetwood Enterprises, Inc.	100	2,644
Home Depot, Inc.	6,100	393,069
Kaufman & Broad Home Corporation	100	2,488
Masco Corporation	1,400	40,425
Pall Corporation	400	8,875

		464,445

Business Equipment and Supplies - 2.72%
Avery Dennison Corporation	500	30,188
IKON Office Solutions, Inc.	400	6,000
International Business Machines Corporation	7,500	969,375
Pitney Bowes, Inc.	1,100	70,675
Staples, Inc. *	1,950	60,328
Xerox Corporation	2,700	159,469

		1,296,035

Business Services - 0.32%
Cendant Corporation *	3,161	64,801
Deluxe Corporation	400	15,575
FDX Corporation *	1,320	71,610

		151,986

Chemicals and Plastics - 2.14%
Air Products & Chemicals, Inc.	1,000	40,250
Dow Chemical Company	900	114,187
duPont (E.I.) de Nemours & Company	4,600	314,237
Eastman Chemical Company	300	15,525
Ecolab, Inc.	500	21,812
Engelhard Corporation	500	11,312
FMC Corporation *	100	6,831
Grace (W.R.) & Company *	200	3,675
Great Lakes Chemical Corporation	200	9,212
Hercules, Inc.	500	19,656
Kerr-McGee Corporation	347	17,415
Mallinckrodt, Inc.	300	10,912
Minnesota Mining & Manufacturing Company	1,700	147,794
Monsanto Company	2,600	102,537
Nalco Chemical Company	200	10,375
Praxair, Inc.	600	29,362
Raychem Corporation	400	14,800
Rockwell International Corporation	800	48,600
Rohm & Haas Company	884	37,918
Sigma-Aldrich Corporation	500	17,219
Union Carbide Corporation	500	24,375

		1,018,004

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Coal - 0.12%
CSX Corporation	900	$40,781
Eastern Enterprises	100	3,975
Fluor Corporation	300	12,150

		56,906

Communication Equipment - 1.78%
Cabletron Systems, Inc. *	500	6,500
CenturyTel, Inc.	600	23,850
GTE Corporation	4,000	303,000
Harris Corporation	400	15,675
Motorola, Inc.	2,500	236,875
National Semiconductor Corporation *	700	17,719
Network Appliance, Inc. *	300	16,763
Scientific-Atlanta, Inc.	400	14,400
Sprint Corporation (PCS Group)	1,850	105,681
Tellabs, Inc. *	1,600	108,100

		848,563

Computer Hardware, Software or Services - 11.42%
Adobe Systems, Inc.	300	24,647
Advanced Micro Devices, Inc. *	600	10,837
Apple Computer, Inc. *	700	32,419
Autodesk, Inc.	200	5,912
Automatic Data Processing, Inc.	2,600	114,400
BMC Software, Inc. *	1,000	54,000
Ceridian Corporation *	600	19,612
Cisco Systems, Inc. *	13,250	854,625
Compaq Computer Corporation	6,892	163,254
Computer Associates International, Inc.	2,250	123,750
Computer Sciences Corporation *	700	48,431
Compuware Corporation *	1,400	44,537
Data General Corporation *	100	1,456
Dell Computer Corporation *	10,500	388,500
Electronic Data Systems Corporation	2,000	113,125
Gateway, Inc. *	600	35,400
Honeywell, Inc.	500	57,937
Intel Corporation	13,700	815,150
Microsoft Corporation *	21,000	1,893,937
Novell, Inc. *	1,300	34,450
Oracle Corporation *	5,950	220,894
Parametric Technology Corporation *	1,000	13,875
PeopleSoft, Inc. *	800	13,800
Seagate Technology, Inc. *	900	23,062

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999
(Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Computer Hardware, Software or Services (Continued)
Solectron Corporation *	1,000	$66,687
Sun Microsystems, Inc. *	3,200	220,400
Unisys Corporation *	1,000	38,937

		5,434,034

Computer - Semiconductors - 0.71%
Applied Materials, Inc. *	1,500	110,813
EMC Corporation *	4,100	225,500

		336,313

Consumer Non-Durables - 3.70%
Corning, Inc.	1,000	70,125
General Electric Company	13,500	1,525,500
Grainger (W.W.), Inc.	400	21,525
Lowe's Companies, Inc.	1,600	90,700
Newell Rubbermaid, Inc.	1,172	54,498

		1,762,348

Consumer Services - 0.15%
Block (H & R), Inc.	400	20,000
Paychex, Inc.	900	28,688
Service Corporation International	1,100	21,175

		69,863

Consumer Staples - 0.08%
Pioneer Hi-Bred International, Inc.	1,000	38,938

Containers - 0.12%
Ball Corporation	100	4,225
Crown Cork & Seal Company, Inc.	400	11,400
Owens-Illinois, Inc. *	700	22,881
Sealed Air Corporation *	307	19,917

		58,423

Cosmetics-Toiletry - 0.14%
Alberto-Culver Company, Class B	200	5,325
Avon Products, Inc.	1,100	61,050

		66,375

Diversified - 1.62%
CBS Corporation *	2,900	125,969
Fortune Brands, Inc.	700	28,962
Loews Corporation	500	39,562
Raytheon Company, Class B	1,400	98,525
Tyco International Ltd.	3,328	315,328
Unilever N.V.	2,332	162,667

		771,013

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Electrical Equipment - 1.52%
Cooper Industries, Inc.	400	$20,800
FirstEnergy Corporation	1,000	31,000
Foster Wheeler Corporation	100	1,413
Hewlett-Packard Company	4,200	422,100
Tektronix, Inc.	150	4,528
Texas Instruments, Inc.	1,600	232,000
Thomas & Betts Corporation	200	9,450

		721,291

Electronics - 0.61%
Best Buy Company, Inc. *	800	54,000
Eaton Corporation	300	27,600
EG&G, Inc.	200	7,125
Emerson Electric Company	1,800	113,175
General Instrument Corporation *	600	25,500
KLA-Tencor Corporation *	400	25,950
Tandy Corporation	800	39,100

		292,450

Energy and Resources - 0.07%
Burlington Resources, Inc.	752	32,524

Entertainment - 1.50%
Brunswick Corporation	300	8,363
Disney (Walt) Company *	8,500	261,906
Harcourt General, Inc.	300	15,469
Hasbro, Inc.	750	20,953
King World Productions, Inc. *	200	6,963
Mattel, Inc.	1,600	42,300
Time Warner, Inc.	4,900	360,150

		716,104

Financial Services - 3.59%
American Express Company	1,900	247,237
American General Corporation	1,010	76,129
Associates First Capital Corporation	2,996	132,760
Bear Stearns Companies, Inc.	420	19,635
Capital One Financial Corporation	900	50,119
Countrywide Credit Industries, Inc.	500	21,375
Dow Jones & Company, Inc.	400	21,225
Equifax, Inc.	600	21,412
Fannie Mae	4,300	294,012
First Data Corporation	1,800	88,087
Franklin Resources, Inc.	1,000	40,625

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999 (Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Financial Services (Continued)
Freddie Mac	2,800	$162,400
Household International, Inc.	2,113	100,103
Lehman Brothers Holdings, Inc.	500	31,125
Merrill Lynch & Company, Inc.	1,500	119,906
Paine Webber Group, Inc.	600	28,050
Pulte Corporation	200	4,612
Schwab (Charles) Corporation	1,675	184,041
SLM Holding Corporation	700	32,069
Synovus Financial Corporation	1,100	21,862
Temple-Inland, Inc.	200	13,650

		1,710,434

Food and Beverages - 4.79%
Albertson's, Inc.	1,793	92,452
Anheuser-Busch Companies, Inc.	2,000	141,875
Bestfoods	1,200	59,400
Campbell Soup Company	1,800	83,475
Coca-Cola Company	10,100	631,250
Coca-Cola Enterprises, Inc.	1,600	47,600
ConAgra, Inc.	2,100	55,913
Coors (Adolph) Company, Class B	200	9,900
Heinz (H.J.) Company	1,500	75,188
Hershey Foods Corporation	700	41,563
Kellogg Company	1,700	56,100
Nabisco Group Holdings Corporation	1,400	27,388
PepsiCo, Inc.	6,000	232,125
Philip Morris Companies, Inc.	10,000	401,875
Quaker Oats Company	600	39,825
Ralston-Ralston Purina Group	1,300	39,569
Sara Lee Corporation	3,800	86,213
Seagram Company Ltd.	1,800	90,675
UST, Inc.	800	23,400
Wrigley (Wm) Jr. Company	500	45,000

		2,280,786

Food Distribution - 0.90%
Archer-Daniels-Midland Company	2,284	35,259
Costco Companies, Inc. *	900	72,056
General Mills, Inc.	600	48,225
Great Atlantic & Pacific Tea Company Inc.	100	3,381
Kroger Company *	3,400	94,987
Safeway, Inc. *	2,000	99,000
SUPERVALU, Inc.	400	10,275
SYSCO Corporation	1,500	44,719
Winn-Dixie Stores, Inc.	600	22,162

		430,064

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Glass Products - 0.10%
Owens Corning	200		$6,875
PPG Industries, Inc.	700		41,344

			48,219

Health Care Facilities - 0.20%
Columbia/HCA Healthcare Corporation	2,400		54,750
HCR Manor Care, Inc. *	500		12,094
Humana, Inc. *	500		6,469
LifePoint Hospitals, Inc.*	0	(c)	8
Tenet Healthcare Corporation *	1,200		22,275
Triad Hospitals, Inc. *	1		8

			95,604

Health Care Products - 4.16%
Abbott Laboratories	6,200		282,100
Allergan, Inc.	300		33,300
American Home Products Corporation	5,400		310,500
Bausch & Lomb, Inc.	200		15,300
Becton, Dickinson & Company	1,100		33,000
Merck & Company, Inc.	9,800		725,200
Pfizer, Inc.	5,300		581,675

			1,981,075

Holding Companies - 0.19%
Providian Financial Corporation	550		51,425
Public Service Enterprise Group, Inc.	900		36,787

			88,212

Home Appliances - 0.37%
Black & Decker Corporation	400		25,250
Illinois Tool Works, Inc.	1,000		82,000
Maytag Corporation	400		27,875
Snap-on, Inc.	200		7,237
Stanley Works	300		9,656
Whirlpool Corporation	300		22,200

			174,218

Home Furnishings and Housewares - 0.05%
Armstrong World Industries, Inc.	200		11,562
Springs Industries, Inc.	200		8,725
Tupperware Corporation	200		5,100

			25,387

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999 (Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Hotels and Restaurants - 0.78%
Darden Restaurants, Inc.	500	$10,906
Harrah's Entertainment, Inc. *	400	8,800
Hilton Hotels Corporation	1,200	17,025
Marriott International, Inc., Class A	1,000	37,375
McDonald's Corporation	5,600	231,350
Mirage Resorts, Inc. *	700	11,725
Tricon Global Restaurants, Inc. *	590	31,934
Wendy's International, Inc.	700	19,819

		368,934
Internet Software - 1.02%
America Online, Inc. *	4,400	486,200

Insurance - 3.31%
Aetna, Inc.	600	53,662
AFLAC, Inc.	1,100	52,662
Allstate Corporation	3,300	118,387
American International Group, Inc.	5,059	592,219
Aon Corporation	1,050	43,312
Chubb Corporation	700	48,650
CIGNA Corporation	900	80,100
Cincinnati Financial Corporation	600	22,537
Conseco, Inc.	1,458	44,378
Hartford Financial Services Group, Inc.	1,000	58,312
Jefferson-Pilot Corporation	400	26,475
Lincoln National Corporation	800	41,850
Marsh & McLennan Companies, Inc.	1,100	83,050
MBIA, Inc.	400	25,900
MGIC Investment Corporation	500	24,312
Progressive Corporation	300	43,500
Provident Companies, Inc.	600	24,000
SAFECO Corporation	600	26,475
St. Paul Companies, Inc.	924	29,395
Torchmark Corporation	500	17,062
Transamerica Corporation	500	37,500
United Healthcare Corporation	800	50,100
UnumProvident Corporation *	600	32,850

		1,576,688

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Machinery and Heavy Equipment - 0.47%
Caterpillar, Inc.	1,500	$90,000
Deere & Company	900	35,662
Dover Corporation	900	31,500
Ingersoll-Rand Company	700	45,237
Milacron, Inc.	100	1,850
Parker-Hannifin Corporation	400	18,300

		222,549

Manufacturing - 0.96%
Alcan Aluminum Ltd.	900	28,744
Alcoa, Inc.	1,500	92,813
Boston Scientific Corporation *	1,600	70,300
Briggs & Stratton Corporation	100	5,775
Brown-Forman Corporation,
Class B	300	19,556
Case Corporation	300	14,438
Danaher Corporation	600	34,875
LSI Logic Corporation *	600	27,675
Micron Technology, Inc. *	1,000	40,313
PACCAR, Inc.	300	16,013
Reynolds Metals Company	300	17,700
Sherwin-Williams Company	800	22,200
Silicon Graphics, Inc. *	600	9,825
Thermo Electron Corporation *	600	12,038
3Com Corporation *	1,600	42,700

		454,965

Medical Instruments, Services and Supplies - 1.19%
Bard (C.R.), Inc.	200	9,563
Baxter International, Inc.	1,200	72,750
Biomet, Inc.	500	19,875
Cardinal Health, Inc.	1,150	73,744
Guidant Corporation *	1,200	61,725
HEALTHSOUTH Corporation *	1,800	26,888
IMS Health, Inc.	1,200	37,500
McKesson HBOC, Inc.	1,092	35,081
Medtronic, Inc.	2,400	186,900
Shared Medical Systems Corporation	100	6,525
St.Jude Medical, Inc.*	300	10,688
Wellpoint Health Networks, Inc.*	300	25,463

		566,702

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 1999
(Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)
Metals and Mining - 0.27%
Allegheny Teledyne, Inc.	700	$15,838
ASARCO, Inc.	100	1,881
Barrick Gold Corporation	1,500	29,063
Battle Mountain Gold Company	700	1,706
Cyprus Amax Minerals Company	300	4,556
Freeport-McMoRan
Copper & Gold, Inc., Class B *	600	10,763
Homestake Mining Company	900	7,369
Inco Ltd.	600	10,800
Newmont Mining Corporation	672	13,356
Phelps Dodge Corporation	300	18,581
Placer Dome, Inc.	1,300	15,356

		129,269

Natural Gas - 0.41%
Columbia Energy Group	300	18,806
Consolidated Natural Gas Company	400	24,300
Enron Corporation	1,500	122,625
NICOR, Inc.	200	7,613
ONEOK, Inc.	100	3,175
Sonat, Inc.	500	16,563

		193,082

News and Publishing - 0.41%
Gannett Company, Inc.	1,200	85,650
Knight-Ridder, Inc.	300	16,481
New York Times Company, Class A	800	29,450
Times Mirror Company, Class A	300	17,775
Tribune Company	500	43,562

		192,918

Oil - 5.49%
Amerada Hess Corporation	400	23,800
Anadarko Petroleum Corporation	500	18,406
Apache Corporation	500	19,500
Ashland, Inc.	300	12,038
Atlantic Richfield Company	1,300	108,631
Baker Hughes, Inc.	1,240	41,540
Chevron Corporation	2,700	257,006
Coastal Corporation	900	36,000
Exxon Corporation	10,000	771,250
Halliburton Company	1,800	81,450
McDermott International, Inc.	200	5,650
Mobil Corporation	3,200	316,800
Occidental Petroleum Corporation	1,300	27,463
Phillips Petroleum Company	1,000	50,313

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)
Oil (Continued)
Royal Dutch Petroleum Company	8,800	$530,200
Tenneco, Inc.	800	19,100
Texaco, Inc.	2,200	137,500
Union Pacific Corporation	1,000	58,313
Union Pacific Resources Group, Inc.	1,100	17,944
Unocal Corporation	1,000	39,625
USX-Marathon Group	1,200	39,075

		2,611,604

Oil Equipment and Services - 0.31%
Helmerich & Payne, Inc.	400	9,525
Schlumberger Ltd.	2,200	140,112

		149,637

Paper and Forest Products - 0.91%
Bemis Company, Inc.	200	7,950
Boise Cascade Corporation	200	8,575
Champion International Corporation	400	19,150
Fort James Corporation	1,000	37,875
Georgia-Pacific Group	800	37,900
International Paper Company	1,645	83,072
Kimberly-Clark Corporation	2,200	125,400
Louisiana Pacific Corporation	500	11,875
Mead Corporation	500	20,875
Potlatch Corporation	100	4,394
Weyerhaeuser Company	800	55,000
Willamette Industries, Inc.	500	23,031

		435,097

Personal Items - 2.22%
Colgate-Palmolive Company	1,200	118,500
Gillette Company	4,600	188,600
International Flavors & Fragrances, Inc.	400	17,750
Jostens, Inc.	200	4,212
Procter & Gamble Company	5,500	490,875
Warner-Lambert Company	3,400	235,875

		1,055,812

Petroleum Refining - 0.19%
Rowan Companies, Inc. *	300	5,531
Sunoco, Inc.	400	12,075
Williams Companies, Inc.	1,800	76,612

		94,218

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)
June 30, 1999
(Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Pharmaceuticals - 4.01%
ALZA Corporation *	400	$20,350
Bristol-Myers Squibb Company	8,200	577,588
Johnson & Johnson	5,500	539,000
Lilly (Eli) & Company	4,500	322,313
Pharmacia & Upjohn, Inc.	2,100	119,306
Schering-Plough Corporation	6,000	318,000
Watson Pharmaceuticals, Inc. *	400	14,025

		1,910,582

Photographic Equipment and Supplies - 0.20%
Eastman Kodak Company	1,300	88,075
Polaroid Corporation	200	5,525

		93,600

Printing and Publishing - 0.23%
American Greetings Corporation, Class A	300	9,037
Donnelley (R.R.) & Sons Company	500	18,531
Dun & Bradstreet Corporation	800	28,350
McGraw-Hill Companies, Inc.	800	43,150
Westvaco Corporation	300	8,700

		107,768

Railroads - 0.10%
Norfolk Southern Corporation	1,600	48,200

Research and Development - 0.27%
Amgen, Inc. *	2,100	127,837

Retail - Store - 4.17%
Circuit City Stores - Circuit City Group	400	37,200
Consolidated Stores Corporation *	500	13,500
CVS Corporation	1,600	81,200
Dayton Hudson Corporation	1,800	117,000
Dillard's, Inc., Class A	400	14,050
Dollar General Corporation	937	27,173
Federated Department Stores, Inc. *	900	47,644
Gap, Inc.	3,488	175,683
Kmart Corporation *	1,900	31,231
Kohl's Corporation *	700	54,031
Limited, Inc.	900	40,838
Longs Drug Stores Company	100	3,456
May Department Stores Company	1,450	59,269
Nordstrom, Inc.	600	20,100
Office Depot, Inc.*	1,500	33,094
Penney (J.C.) Company, Inc.	1,100	53,419
Rite Aid Corporation	1,100	27,088

	Number of Shares	Market Value (Note 2A)

Russell Corporation	100	$ 1,950
Sears, Roebuck & Company	1,600	71,300
TJX Companies, Inc.	1,400	46,638
Toys 'R' Us, Inc. *	1,000	20,688
Walgreen Company	4,200	123,375
Wal-Mart Stores, Inc.	18,300	882,975

		1,982,902

Savings and Loan Associations - 0.21%
Golden West Financial Corporation	200	19,600
Washington Mutual, Inc.	2,312	81,787

		101,387

Soaps and Detergents - 0.13%
Clorox Company	500	53,406
NACCO Industries, Inc., Class A	100	7,350

		60,756

Steel - 0.09%
Bethlehem Steel Corporation *	400	3,075
Nucor Corporation	400	18,975
Timken Company	200	3,900
USX-U.S. Steel Group	400	10,800
Worthington Industries, Inc.	300	4,931

		41,681

Technology - 0.74%
Ameritech Corporation	4,500	330,750
ITT Industries, Inc.	400	15,250
Millipore Corporation	200	8,112

		354,112

Telecommunications - 10.23%
ALLTEL Corporation	1,100	78,650
Andrew Corporation *	300	5,681
AT &T Corporation	13,076	729,804
Bell Atlantic Corporation	6,350	415,131
BellSouth Corporation	7,800	365,625
Comcast Corporation,
Special Class A (non-voting)	3,000	115,313
Frontier Corporation	700	41,300
Lucent Technologies, Inc.	12,385	835,213
MCI WorldCom, Inc. *	7,685	661,390
MediaOne Group, Inc. *	2,500	185,938
Nextel Communications, Inc. *	1,100	55,206
Nortel Networks Corporation	2,780	241,339
SBC Communications, Inc.	8,000	464,000
Sprint Corporation (FON Group)	3,700	195,406

See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999 (Unaudited)

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Telecommunications (Continued)
US West, Inc.	2,054	$120,673
Viacom Inc., Class B *	2,800	123,200
Vodafone AirTouch PLC	1,200	236,400

		4,870,269

Tire and Rubber - 0.12%
Cooper Tire & Rubber Company	300	7,088
Goodrich (B.F.) Company	300	12,750
Goodyear Tire & Rubber Company	600	35,288

		55,126

Tobacco - 0.00% (d)
R.J. Reynolds Tobacco
Holdings, Inc.*	1	21

Transportation - 0.46%
Burlington Northern Santa Fe Corporation	1,800	55,800
Carnival Corporation	2,500	121,250
Kansas City Southern Industries, Inc.	500	31,906
Ryder System, Inc.	300	7,800

		216,756

Utilities - 1.99%
AES Corporation *	800	46,500
Ameren Corporation	500	19,188
American Electric Power Company, Inc.	800	30,050
Carolina Power & Light Company	600	25,688
Central & South West Corporation	800	18,700
Cinergy Corporation	700	22,400
CMS Energy Corporation	500	20,938
Consolidated Edison, Inc.	1,000	45,250
Constellation Energy Group	600	17,775
Dominion Resources, Inc.	900	38,981
DTE Energy Company	600	24,000
Duke Energy Corporation	1,522	82,759
Edison International	1,400	37,450
Entergy Corporation	1,000	31,250
Florida Progress Corporation	400	16,525
FPL Group, Inc.	800	43,700
GPU, Inc.	500	21,094
National Service Industries, Inc.	100	3,600
New Century Energies, Inc.	400	15,525
Niagara Mohawk Holdings, Inc. *	600	9,638
Northern States Power Company	600	14,513
PacifiCorp	1,100	20,213
PE Corp - PE Biosystems Group	200	22,950
PECO Energy Company	900	37,688

	Number of Shares	Market Value (Note 2A)

EQUITIES (Continued)

Utilities (Continued)
Peoples Energy Corporation	100	$3,769
PG &E Corporation	1,500	48,750
PP &L Resources, Inc.	600	18,450
Reliant Energy, Inc.	1,099	30,360
Sempra Energy	851	19,254
Southern Company	2,900	76,850
Texas Utilities Company	1,145	47,231
Unicom Corporation	900	34,706

		945,745

Waste Management - 0.36%
Browning-Ferris Industries, Inc.	700	30,100
Laidlaw, Inc.	1,200	8,850
Waste Management, Inc. *	2,432	130,720

		169,670

TOTAL EQUITIES
(Cost $31,226,603)		46,432,736

See Notes to Financial Statements .

MML Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

June 30, 1999 (Unaudited)

	Principal Amount	Market Value (Note 2A)

SHORT-TERM INVESTMENTS - 2.48%

Dreyfus Cash Management Fund, Class A
	$ 1,132,493	$1,132,493
US Treasury Bills 4.680% (b) Due 9/16/1999
	50,000	49,509

TOTAL SHORT-TERM INVESTMENTS (Cost $1,182,006)

		1,182,002

TOTAL INVESTMENTS (Cost $32,408,609) (a)
	100.05% %	$ 47,614,738

FUTURES CONTRACTS: LONG POSITION

	Number of Contracts	Unrealized Appreciation

S &P 500® Index, September 1999	2	$21,334

(a) Federal Income Tax Information:

At June 30, 1999 the net unrealized appreciation on investments based on cost of $32,408,609 for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of market value over tax cost

		15,807,768

Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over market value

		(601,639)

Net unrealized appreciation		$15,206,129

(b) Annualized yield at date of purchase
(c) Amount represents less than 1 share
(d) Amount represents less than 0.01%

* Non-income producing security

See Notes to Financial Statements.

Notes To Financial Statements

(Unaudited)

1. HISTORY

MML Equity Index Fund ( "the Fund") is a non-diversified fund series of MML Series Investment Fund ("MML Trust"), a no load, open-end, management investment company registered as such under the Investment Company Act of 1940. MML Trust, which has eight separate series of shares, was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of the Trust.

MML Trust was established by Massachusetts Mutual Life Insurance Company ("Mass Mutual" ) for the purposes of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by the life insurance company which is a subsidiary of MassMutual. Shares of MML Trust are not offered to the general public.

Information presented in these financial statements pertains only to the Fund. Information for the other series of MML Trust are presented under a separate cover.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation

The Fund values its Portfolio securities at market value or, in the absence of market value with respect to any portfolio security, at fair value as determined by, or under the direction of, the Board of Trustees ("the Board ") of MML Trust. Portfolio securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted or there is no reported sales price, the bid price of the prior trade date will be used. Short-term debt obligations with less than one year, but more than sixty days to maturity from the date of purchase are valued on the basis of their market value. Debt obligations with sixty days or less to maturity from the date of purchase are generally valued at amortized cost when the Board believes amortized cost approximates market value. Futures contracts are valued based on market prices unless such prices do not reflect fair value of the contract, in which case they will be valued by or under the direction of the Board.

B. Accounting For Investments

Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cos method.

C. Dividends and Distributions

Dividends of net investment income and distributions of capital gains are declared and paid annually or as approved by the Board to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses and differing characterizations of distributions made by the Fund. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Fund.

D. Federal Income Tax

MML Trust has established a policy for the Fund to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net investment income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Notes To Financial Statements (Unaudited) (Continued)

E. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT FEE

MassMutual serves as investment adviser to the Fund pursuant to an investment management agreement ("the Investment Management Agreement"). MassMutual receives a quarterly fee at the annual rate of .40% of the first $100,000,000 of the average daily net asset value of the Fund, .38% of the next $150,000,000 and .36% of any excess over $250,000,000. MassMutual also provides administrative services to the Fund pursuant to the investment management agreement. MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity") pursuant to which Mellon Equity serves as the Fund's sub-adviser, providing day-to-day management of the Fund's investments. MassMutual pays Mellon Equity a monthly fee equal to an annual rate of .09% of the first $100,000,000 of average daily net asset value of the Fund, .07% of the next $150,000,000, and .05% of any net assets over $250,000,000.

4. PURCHASE AND SALES OF INVESTMENTS

For the Six Months Ended June 30, 1999	Acquisition Cost	Proceeds from Sales and Maturities

Equities	$7,106,927	$ 516,679
Short-term Investments	8,997,022	8,431,259

5. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

MML Trust is authorized to issue an unlimited number of shares of beneficial interest to the Fund at $0.01 par value. Changes in shares of beneficial interest are as follows:

	For the Six Months Ended June 30, 1999	For the Year Ended December 31, 1998

Shares
Sales of shares	611,070	333,870
Reinvestment of shares	- -	35,188
Redemption of shares	(189,142)	(7,976)
Net Increase	421,928	361,082

Amount
Sales of shares	$ 9,931,102	4,596,400
Reinvestment of shares	- -	535,882
Redemption of shares	(3,036,591)	(113,592)
Net Increase	$ 6,894,511	$ 5,018,690

6. INVESTMENT RISK AND CONSIDERATION

Since the Fund is non-diversified and a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same economic sector, the Fund's portfolio may be more sensitive to changes in market value of a single issuer or industry.

Notes To Financial Statements (Unaudited) (Continued)

7. MML TRUST SPECIAL SHAREHOLDERS MEETING APRIL 2 AND 23, 1999

A Special Meeting of Shareholders of MML Trust was held on April 2, 1999. The meeting was adjourned and reconvened on Friday, April 23. MassMutual, MML Bay State Life Insurance Company ("MML Bay State") and C.M. Life have the right to instruct MassMutual, MML Bay State and C.M. Life on how to vote.

The proposals set forth in the proxy materials sent to contract holders included (1) the election of five Trustees, (2) approval of amendments to the Investment Management Agreements to require the Funds to assume certain expenses currently paid by MassMutual, as investment manager; (3) approval of changes in the fundamental investment policies of MML Trust to permit MML Blend Fund to engage in dollar roll transactions; and (4) approval of changes in the fundamental investment policies of MML Trust to permit MML Blend Fund, MML Equity Fund and MML Equity Index Fund to engage in the lending of portfolio securities with respect to not more than 33% of the total assets of each such Fund. All of the proposals were approved by the shareholders.

The number of votes present by proxy were:

MML Series Investment Fund			Variable Life/Annuity Units	Shares Represented at Meeting		Percentage of Total Record Date Shares

MML Equity Fund			61,208,821.093	78,609,470.526		99.998%
MML Money Market Fund			23,561,179.210	174,366,775.630		99.634%
MML Managed Bond Fund			21,677,702.847	20,703,842.304		99.997%
MML Blend Fund			54,275,120.535	118,822,538.751		100.00%
MML Equity Index Fund			4,112,851.650	2,403,145.032		99.925%
MML Small Cap Value Equity Fund			413,732.554	1,297,372.494		99.980%

Proposal 1 -- Election of Trustees:

Nominees for Board of Trustees	MML Equity Fund	MML Money Market Fund	MML Managed Bond Fund	MML Blend Fund	MML Equity Index Fund	MML Small Cap Value Equity Fund

Richard H. Ayers	95.873% For 4.127% Against	98.792% For 1.208% Against	96.814% For 3.186% Against	95.611% For 4.389% Against	99.094% For 0.906% Against	99.224% For .756% Against
David E. A. Carson	95.922% For 4.078% Against	98.794% For 1.206% Against	96.823% For 3.177% Against	99.650% For 4.350% Against	99.094% For 0.906% Against	99.224% For .756% Against
Richard W. Greene	95.917% For 4.083% Against	98.794% For 1.206% Against	96.825% For 3.175% Against	95.645% For 4.355% Against	99.094% For 0.906% Against	99.224% For .756% Against
Beverly L. Hamilton	95.918% For 4.082% Against	98.784% For 1.216% Against	96.815% For 3.185% Against	95.673% For 4.327% Against	99.094% For 0.906% Against	99.224% For .756% Against
William F. Marshall, Jr.	95.914% For 4.086% Against	98.794% For 1.206% Against	96.819% For 3.181% Against	95.642% For 4.358% Against	99.094% For 0.906% Against	99.224% For .756% Against

As of May 3, 1999, the following persons are also Trustees of MML Trust: Stuart H. Reese, Ronald J. Abdow, Mary Boland, Richard G. Dooley, Charles J. McCarthy, Robert J. O'Connell and John H. Southworth.

Notes To Financial Statements (Unaudited) (Continued)

Proposal 2 - Amendment to Investment Management Agreements for MML Equity Fund, MML Money Market Fund, MML Blend Fund, MML Equity Index Fund and MML Small Cap Value Equity Fund.

MML Equity Fund	MML Money Market Fund	MML Blend Fund	MML Equity Index Fund	MML Small Cap Value Equity Fund

79.787% For 14.465% Against 5.745% Abstain	91.560% For 5.650% Against 2.789% Abstain	81.540% For 12.702% Against 5.759% Abstain	59.057% For 32.695% Against 8.247% Abstain	95.893% For 1.059% Against 3.049% Abstain

Proposal 3 - Approval of Changes in the fundamental investment policies of the Trust to permit MML Blend Fund to engage in dollar roll transactions. The results were as follows: 85.830% voted in favor of the proposal, 8.071% voted against the proposal; and 6.099% abstained.

Proposal 4 - Approval changes to the fundamental investment policies of the Trust to permit MML Blend Fund, MML Equity Fund and MML Equity Index Fund to engage in the lending of portfolio securities with respect to not more than 33% of the total assets of each such Fund.

MML Equity Fund	MML Blend Fund	MML Equity Index Fund

83.690% For	83.439% For	84.914% For
10.419% Against	10.504% Against	7.355% Against
5.892% Abstain	6.058% Abstain	7.731% Abstain

8. SUBSEQUENT EVENTS

MML Trust's Board of Trustees dismissed PricewaterhouseCoopers LLP ("PwC") as its principal accountant, effective July 22, 1999. MML Trust's Audit Committee recommended engaging Deloitte & Touche LLP as the principal accountant to audit the Funds' financial statements for fiscal year 1999. The Board of Trustees approved the appointment of Deloitte & Touche LLP at a special meeting held on March 26, 1999.